Accounts receivable, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Accounts Receivable Net [Line Items]
Accounts receivable, gross				¥ 161,300		¥ 224,791
Less: allowance for doubtful receivables	¥ (55,220)	¥ (55,220)	¥ (57,342)	(7,356)		(55,220)
Accounts receivable, net				¥ 153,944	$ 23,661	¥ 169,571
Summary of allowance for doubtful accounts
Balance at the beginning of the year	(55,220)	(58,791)	(57,342)
(Additions) reversals charged to general and administrative expenses, net	(3,049)	3,571	(1,449)
Write-off during the year	50,913	0	0
Balance at the end of the year	¥ (7,356)	¥ (55,220)	¥ (58,791)